Expense Example, No Redemption - Calvert Responsible Index Series, Inc. - Calvert US Large-Cap Core Responsible Index Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 523
Expense Example, No Redemption, 3 Years	647
Expense Example, No Redemption, 5 Years	783
Expense Example, No Redemption, 10 Years	1,179
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	417
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,408
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	25
Expense Example, No Redemption, 3 Years	101
Expense Example, No Redemption, 5 Years	185
Expense Example, No Redemption, 10 Years	432
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	19
Expense Example, No Redemption, 3 Years	81
Expense Example, No Redemption, 5 Years	148
Expense Example, No Redemption, 10 Years	$ 347